Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (143)	$ (167)	$ (137)
Past service cost	0	(2)	(2)
Settlement losses	0	(3)	(1)
Net interest on net defined benefit liability	(36)	(52)	(49)
Non-investment expenses paid from the plans	(13)	(15)	(16)
Total defined benefit expense	(192)	(239)	(205)
Current employer service cost for defined contribution and industry-wide plans	(367)	(315)	(264)
Total expense recognised in the income statement	(559)	$ (554)	$ (469)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(136)
Past service cost	0
Settlement losses	0
Net interest on net defined benefit liability	(12)
Non-investment expenses paid from the plans	(13)
Total defined benefit expense	(161)
Current employer service cost for defined contribution and industry-wide plans	(365)
Total expense recognised in the income statement	(526)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(7)
Past service cost	0
Settlement losses	0
Net interest on net defined benefit liability	(24)
Non-investment expenses paid from the plans	0
Total defined benefit expense	(31)
Current employer service cost for defined contribution and industry-wide plans	(2)
Total expense recognised in the income statement	$ (33)